Pledged assets	12 Months Ended
Dec. 31, 2022
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Pledged assets
36.
Pledged assets

		Carrying amount
Assets	Purpose	December 31, 2021	December 31, 2022
		NT$000	NT$000
Non-current financial assets at amortized cost	Lease and bank loan	37,539	37,362
Property, plant and equipment, net
- Land	Bank loan	452,738	452,738
- Buildings	Bank loan	4,343,556	5,385,508
- Machinery and equipment	Bank loan	8,245,561	8,204,983
		13,079,394	14,080,591